Employee benefits (Details 6) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Defined benefit obligation, at present value	$ (106)	$ (409)	$ (208)	$ (533)
Related to retirees (other income and expenses)	(324)	(1,293)	(639)	(1,602)
Net costs	(430)	(1,702)	(847)	(2,135)
Pension Plans P P S P R [Member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation, at present value	(7)	(11)	(13)	(19)
Related to retirees (other income and expenses)	(84)	(92)	(166)	(191)
Net costs	(91)	(103)	(179)	(210)
Pension Plans P P S P N R [Member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation, at present value		(3)	(1)	(5)
Related to retirees (other income and expenses)	(38)	(36)	(75)	(75)
Net costs	(38)	(39)	(76)	(80)
Health Care Plan Saude Petrobras [Member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation, at present value	(99)	(395)	(194)	(508)
Related to retirees (other income and expenses)	(200)	(1,162)	(395)	(1,330)
Net costs	(299)	(1,557)	(589)	(1,838)
Pension Plans Petros 2 [Member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation, at present value				(1)
Related to retirees (other income and expenses)	(2)	(3)	(3)	(6)
Net costs	$ (2)	$ (3)	$ (3)	$ (7)